Net Income Per Common Share (Tables)	12 Months Ended
Jan. 31, 2014
Earnings Per Share [Abstract]
Schedule Of Calculation Of Numerator And Denominator In Earnings Per Share
The following table provides a reconciliation of the numerators and denominators used to determine basic and diluted income per common share from continuing operations attributable to Walmart:

	Fiscal Years Ended January 31,
(Amounts in millions, except per share data)	2014	2013	2012
Numerator
Income from continuing operations	$16,551	$17,704	$16,408
Less income from continuing operations attributable to noncontrolling interest	(633)	(741)	(674)
Income from continuing operations attributable to Walmart	$15,918	$16,963	$15,734

Denominator
Weighted-average common shares outstanding, basic	3,269	3,374	3,460
Dilutive impact of stock options and other share-based awards	14	15	14
Weighted-average common shares outstanding, diluted	3,283	3,389	3,474

Income per common share from continuing operations attributable to Walmart
Basic	$4.87	$5.03	$4.55
Diluted	4.85	5.01	4.53